NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Advances to suppliers	$ 621,346		$ 798,851
Inventories	$ 28,605		$ 2,422
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 320	$ 3,017